Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	1.96688%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,108,212.62

Principal:
Principal Collections	$23,432,169.31
Prepayments in Full	$11,619,792.17
Liquidation Proceeds	$433,226.91
Recoveries	$50,558.83
Sub Total	$35,535,747.22
Collections	$37,643,959.84

Purchase Amounts:
Purchase Amounts Related to Principal	$92,869.06
Purchase Amounts Related to Interest	$287.16
Sub Total	$93,156.22

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,737,116.06

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	11
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,737,116.06
Servicing Fee	$837,748.39	$837,748.39	$0.00	$0.00	$36,899,367.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,899,367.67
Interest - Class A-2a Notes	$220,432.90	$220,432.90	$0.00	$0.00	$36,678,934.77
Interest - Class A-2b Notes	$281,283.82	$281,283.82	$0.00	$0.00	$36,397,650.95
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$35,871,356.78
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$35,711,206.86
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,711,206.86
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$35,641,278.11
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,641,278.11
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$35,590,755.94
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,590,755.94
Regular Principal Payment	$33,447,730.98	$33,447,730.98	$0.00	$0.00	$2,143,024.96
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,143,024.96
Residual Released to Depositor	$0.00	$2,143,024.96	$0.00	$0.00	$0.00
Total		$37,737,116.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$33,447,730.98
Total					$33,447,730.98
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$16,723,865.49	$71.75	$220,432.90	$0.95	$16,944,298.39	$72.70
Class A-2b Notes	$16,723,865.49	$71.75	$281,283.82	$1.21	$17,005,149.31	$72.96
Class A-3 Notes	$0.00	$0.00	$526,294.17	$1.41	$526,294.17	$1.41
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$33,447,730.98	$25.71	$1,308,611.73	$1.01	$34,756,342.71	$26.72

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$177,529,851.60	0.7616038	$160,805,986.11	0.6898584
Class A-2b Notes	$177,529,851.61	0.7616038	$160,805,986.12	0.6898584
Class A-3 Notes	$373,700,000.00	1.0000000	$373,700,000.00	1.0000000
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$896,579,703.21	0.6890830	$863,131,972.23	0.6633761

Pool Information
Weighted Average APR	2.555%	2.547%
Weighted Average Remaining Term	47.46	46.61
Number of Receivables Outstanding	46,006	45,142
Pool Balance	$1,005,298,064.87	$969,334,863.43
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$929,597,831.78	$896,642,622.77
Pool Factor	0.7127911	0.6872919

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$72,692,240.66
Targeted Overcollateralization Amount	$106,202,891.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$106,202,891.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		84	$385,143.99
(Recoveries)		37	$50,558.83
Net Loss for Current Collection Period			$334,585.16
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3994%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5572%
Second Prior Collection Period			0.2924%
Prior Collection Period			0.4881%
Current Collection Period			0.4067%
Four Month Average (Current and Prior Three Collection Periods)			0.4361%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		952	$3,395,988.59
(Cumulative Recoveries)			$307,403.02
Cumulative Net Loss for All Collection Periods			$3,088,585.57
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2190%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,567.21
Average Net Loss for Receivables that have experienced a Realized Loss			$3,244.31

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.79%	315	$7,691,474.67
61-90 Days Delinquent	0.10%	43	$1,010,352.37
91-120 Days Delinquent	0.03%	8	$243,378.77
Over 120 Days Delinquent	0.02%	7	$166,610.28
Total Delinquent Receivables	0.94%	373	$9,111,816.09

Repossession Inventory:
Repossessed in the Current Collection Period		20	$589,647.66
Total Repossessed Inventory		36	$1,143,181.11

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1151%
Prior Collection Period			0.1087%
Current Collection Period			0.1285%
Three Month Average			0.1174%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1465%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	11

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer